UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253


Allspring Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

Andrew Owen
Allspring Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)


Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 12/31 and 8/31

Date of reporting period: 07/01/21 - 06/30/22


Item 1. Proxy Voting Record


========== Allspring Managed Accounts CoreBuilder Shares - Series CP =========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


=================== Allspring CoreBuilder Shares - Series SM ==================

WELLS FARGO FUNDS TRUST

Ticker:                      Security ID:  949921217
Meeting Date: NOV 24, 2021   Meeting Type: Special
Record Date:  MAY 28, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Management           For       For          Management
      Agreement with Wells Fargo Funds
      Management, LLC
2     Approve Subadvisory Agreement with      For       For          Management
      Wells Capital Management, LLC


=========== Allspring Managed Accounts CoreBuilder Shares - Series M ==========


WELLS FARGO FUNDS TRUST

Ticker:                      Security ID:  949921217
Meeting Date: NOV 24, 2021   Meeting Type: Special
Record Date:  MAY 28, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Management           For       For          Management
      Agreement with Wells Fargo Funds
      Management, LLC
2     Approve Subadvisory Agreement with      For       For          Management
      Wells Capital Management, LLC


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.


ALLSPRING FUNDS TRUST

BY: /S/ ANDREW OWEN
NAME: ANDREW OWEN
TITLE: PRESIDENT
DATE: August 29, 2022